EQUITY (Tables)	6 Months Ended
Dec. 31, 2022
EQUITY
Summary of Significant inputs and results arising from the black-scholes
Quoted market price on valuation date	$0.169 - $0.23
Exercise prices	$0.12
Range of expected term	1.55 Years – 2.49 Years
Range of market volatility:
Range of equivalent volatility	215.12% - 275.73%
Range of interest rates	0.20% - 0.47%